Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	LABCORP HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11353
Entity Tax Identification Number	99-2588107
Entity Address, Address Line One	358 South Main Street
Entity Address, City or Town	Burlington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
Local Phone Number	229-1127
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	LH
Amendment Flag	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
City Area Code	336
Entity Central Index Key	0000920148